Expenses by nature - Depreciation and amortization (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2023
Expenses by nature
Property, plant and equipment	¥ 59,652	¥ 270,000	¥ 157,214	¥ 70,706
Right-of-use assets	239,787	971,471	684,462	334,193
Less: amount capitalized as construction in progress	(22,604)	(45,210)	(45,210)	(33,907)
Intangible assets	8,406	10,044	12,228	20,175
Total	¥ 285,241	¥ 1,206,305	¥ 808,694	¥ 391,167